Description of Business and General Information	2 Months Ended
Sep. 30, 2012
Description Of Business and General Information [Abstract]
Description of Business and General Information
1.  Description of Business and General Information

Assetplus Limited referred to herein as “the Company” was incorporated on August 10, 2012 under the laws of the Republic of Cyprus. As per the shareholders agreement dated August 10, 2012 (the “Shareholders Agreement”), as amended and supplemented by an agreement dated September 18, 2012, Oil and Gas Ships Investor Limited, (the “Controlling Shareholder”) and Vega Resource Group A.S. (the “Non-controlling Shareholder”) formed this Company.

The Company will provide, through its subsidiaries and offshore service vessels and marine support services to the global offshore energy industry through the operation of a diversified fleet of offshore marine service vessels. The Company’s revenues, net income and cash flows from operations will be dependent upon the activity level of the vessel fleet. The level of the Company’s business activity will be driven by the level of drilling and exploration activity by the Company’s customers. The customers’ activity is dependent on crude oil and natural gas prices, which fluctuate depending on respective levels of supply and demand for crude oil and natural gas.

The consolidated financial statements of the Company include the following subsidiaries

Subsidiary	Country of Incorporation	Vessel name	Year Built	Acquisition date	DWT(1)	Type of vessel

Vessel-owning companies:
Vega Corona A.S.	Norway	Vega Corona	2012(2)		1,393	PSV
Vega Crusader A.S.	Norway	Vega Crusader	2012(2)		1,393	PSV
Vega Juniz A.S.	Norway	Vega Juniz	2012(2)		1,393	OSRV
Other:
Vega Offshore A.S.	Norway	—	—	—	—	—

(1)    Deadweight Ton (”DWT“). A unit of a vessel’s capacity for cargo, fuel oil, stores and crew, measured in metric tons of 1,000 kilograms. A vessel’s DWT is the total weight the vessel can carry when loaded to a particular load line.

(2)   The Company has entered into a bareboat agreement with Nam Cheong International Ltd. for a maximum period of twelve months. The Company is obliged to acquire the vessel prior to the expiration of this period.

The Company, through Vega Corona A.S., Vega Crusader A.S. (collectively the “PSV owners”) and Vega Offshore A.S., has entered into three Memorandums of Agreements (“MOAs”) with Nam Cheong International Ltd. (the “Seller”), a third party, for the acquisition of two Platform Supply Vessels (“PSVs”) and an Oil Spill Response Vessel (“OSRV”). The two PSVs were delivered to the Company under a bareboat agreement with the Seller prior to September 30, 2012 and the OSRV commenced a bareboat agreement with the Seller following its delivery to the Company in November 6, 2012 (Note 4).

Furthermore, in accordance with the Shareholders Agreement, the Non-controlling Shareholder is obliged to novate to the Company, three additional MOAs signed with the Seller for the acquisition of three OSRVs at an agreed price of $16,600,000 each, which also includes the estimated cost of the installation of the oil spill response equipment. The acquisition of these three vessels is at the discretion of the Company.

The Company’s subsidiaries, Vega Corona A.S. and Vega Crusader A.S. have been nominated as the registered owners of the two PSVs whereas Vega Juniz A.S. (the “OSRV owner”) is the registered owner of the OSRV.

The Company, through Vega Offshore A.S., has entered into six charter parties with Petroleo Brasilero S.A. — Petrobras (the “Charterer”), a third party. The charter parties for the two PSVs, Vega Corona and Vega Crusader relate to a time charter for a fixed period of four years and an optional period of four years at a daily time charter rate of $20,950 and $21,950, respectively, whereas each of the remaining four charter parties relate to the time charter of an OSRV for a fixed period of four years (the “Lease Term”) and an optional period of four years at a daily time charter rate of $26,200. Under the terms of the charter parties, the Charterer has the option of early termination after the passage of 365 days by first providing a forty five days’ notice. Each of the OSRV charter parties provide for a mobilization fee of $1,965,000 payable by the Charterer to the Company two months after the commencement of the charter parties. The charter parties of the two PSVs and the first OSRV are to be novated to the PSV owners and the OSRV owner, respectively.